OTHER LONG-TERM LIABILTIES - Disclosure of composition of other long-term liabilities, net of current maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities	$ 3,280	$ 4,069
Liability in respect of purchase of servers
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities	175	411
Liability in respect of purchase of servers
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities	563	660
Liability for contingent payment due to employee benefit
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities	1,006	760
Liability for forward contract for acquisitions
Categories Of Noncurrent Liabilities [Line Items]
Other long-term liabilities, net of current maturities	$ 1,536	$ 2,238